10. Accounts Receivable Related to the Concession (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable Related To Concession Tables
Accounts Receivable Related to the Concession

	12.31.2017	12.31.2016
Distribution concession agreement (10.1)	684,206	614,806
Bonus from the grant of concession agreements under the quota system (10.2)	606,479	586,706
Transmission concession agreements (10.3)	1,497,399	1,342,055
Remeasurement of RBSE financial assets (10.4)	1,418,370	1,186,985
Concession agreement - gas distribution (10.5)	303,668	83,378
	4,510,122	3,813,930
Current	149,744	65,595
Noncurrent	4,360,378	3,748,335

Distribution Concession Agreement

Balance as of January 1, 2016	424,140
Transfers from intangible assets (Note 20.1)	58,970
Transfers from investments	12
Fair value recognition	131,738
Loss on disposal	(54)
Balance as of December 31, 2016	614,806
Donations and grants received	76
Transfers from intangible assets (Note 20.1)	56,853
Transfers to other receivables (assets held for disposal)	(3,711)
Fair value recognition	16,199
Loss on disposal	(17)
Balance as of December 31, 2017	684,206

Bonus from the Grant of Concession Agreements

Total
Balance as of January 1, 2016	-
Bonus from the grant recognition	574,827
Transfers to electricity grid use charges - customers	(84,904)
Interest (Note 32.2)	96,783
Balance as of December 31, 2016	586,706
Transfers to electricity grid use charges - customers	(62,387)
Interest (Note 32.2)	82,160
Balance as of December 31, 2017	606,479

Transmission Concession Agreement

Balance as of January 1, 2016	929,835
Transfers to electricity grid use charges - customers	(53,851)
Transfers to property, plant and equipment	(5,066)
Transfers to intangible	(150)
Transfers from recognition of RBSE appraisal report adjustment (10.4)	(61,760)
Remuneration	98,780
Reversal of estimated losses	29,025
Construction income	405,242
Balance as of December 31, 2016	1,342,055
Transfers to electricity grid use charges - customers	(81,497)
Transfers to property, plant and equipment	(29,264)
Remuneration	129,769
Construction income	136,336
Balance as of December 31, 2017	1,497,399

Remeasurement of RBSE Financial Assets

Balance as of January 1, 2016	-
Gain on remeasurement of the cash flow from the RBSE assets (Note 32.3)	809,639
Transfer from accounts receivable related to the concession compensation (Note 11)	160,217
Transfers from property, plant and equipment	155,369
Transfers from recognition of RBSE appraisal report adjustment (10.3)	61,760
Balance as of December 31, 2016	1,186,985
Gain on the cash flow from the RBSE assets (Note 32.3)	178,141
Increase in the estimated amount due to the approval of the report on RBSE assets (Note 32.3)	183,015
Transfers to electricity grid use charges - customers	(129,771)
Balance as of December 31, 2017	1,418,370

Concession Agreement - Gas Distribution

Balance as of January 1, 2016	13,638
Transfer from intangible assets	68,737
Fair value recognition	1,003
Balance as of December 31, 2016	83,378
Reclassified from intangible assets (2.1.1)	154,800
Transfer from intangible assets	24,609
Fair value recognition	40,881
Balance as of December 31, 2017	303,668